Other Litigation, Claims, and Legal Contingencies (Details) - EUR (€) € in Millions	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Intellectual property-related litigation and claims
Provisions For Compliance Related Matters	€ 155	€ 170	€ 0
Final Settlement Agreements
Intellectual property-related litigation and claims
Payment for anti-bribery law	207
Non-income taxes
Intellectual property-related litigation and claims
Potential amount	€ 416		€ 344